ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS (Tables)	12 Months Ended
Dec. 31, 2022
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
Schedule of issued but not yet effective standards and interpretations

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IAS 1	Amendments – Presentation and Classification of Liabilities	TBC
IFRS 16	Amendments – Lease liability in a sale and leaseback	TBC
IAS 1	Amendments – Disclosure of Accounting Policies	1 January 2023
IAS 8	Amendments - Definition of Accounting Estimates	1 January 2023
IAS 12	Amendments - Deferred Tax related to Assets and Liabilities arising from a Single Transaction	1 January 2023
IAS 17	Amendments - Insurance Contracts	1 January 2023